VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—2.3%
Cogent Communications Holdings, Inc.	182,702	$ 9,530
Electronic Arts, Inc.	84,401	9,766
Paramount Global Class B	186,969	3,560
		22,856

Consumer Discretionary—16.7%
Best Buy Co., Inc.	153,658	9,733
Deckers Outdoor Corp.(1)	31,594	9,877
Domino’s Pizza, Inc.	32,457	10,068
DR Horton, Inc.	141,813	9,551
Fox Factory Holding Corp.(1)	131,010	10,360
Garmin Ltd.	124,627	10,009
Helen of Troy Ltd.(1)	90,254	8,704
Lowe’s Cos., Inc.	55,706	10,462
MDC Holdings, Inc.	358,215	9,822
Pool Corp.	32,431	10,320
PulteGroup, Inc.	258,814	9,705
Ross Stores, Inc.	120,517	10,156
TopBuild Corp.(1)	55,872	9,207
VF Corp.	272,533	8,151
Whirlpool Corp.	74,546	10,050
Winnebago Industries, Inc.	180,693	9,615
Wynn Resorts Ltd.(1)	162,747	10,258
		166,048

Consumer Staples—0.8%
Tyson Foods, Inc. Class A	125,500	8,274
Energy—1.8%
ONEOK, Inc.	176,515	9,045
Phillips 66	108,944	8,794
		17,839

Financials—13.3%
AGNC Investment Corp.	939,979	7,915
Citigroup, Inc.	248,457	10,353
Citizens Financial Group, Inc.	291,179	10,005
Erste Group Bank AG Sponsored ADR	832,754	9,219
Fidelity National Financial, Inc.	266,176	9,635
First Republic Bank	111,317	14,532
MarketAxess Holdings, Inc.	45,638	10,154
MSCI, Inc. Class A	23,841	10,056
PacWest Bancorp	420,793	9,510
Rithm Capital Corp.	935,701	6,849
State Street Corp.	230,583	14,022
T. Rowe Price Group, Inc.	96,627	10,147
Truist Financial Corp.	230,935	10,055
		132,452

Health Care—14.2%
Agilent Technologies, Inc.	76,240	9,267
Charles River Laboratories International, Inc.(1)	55,908	11,003
Chemed Corp.	17,312	7,558
Exact Sciences Corp.(1)	299,240	9,722
	Shares	Value

Health Care—continued
IDEXX Laboratories, Inc.(1)	31,858	$ 10,379
IQVIA Holdings, Inc.(1)	35,022	6,344
Neogen Corp.(1)	525,548	7,342
Repligen Corp.(1)	47,496	8,887
STERIS plc	25,318	4,210
Syneos Health, Inc. Class A(1)	213,427	10,063
Teleflex, Inc.	97,252	19,592
Veeva Systems, Inc. Class A(1)	102,162	16,845
West Pharmaceutical Services, Inc.	40,948	10,077
Zoetis, Inc. Class A	69,873	10,361
		141,650

Industrials—18.0%
Allegiant Travel Co.(1)	122,261	8,923
AMETEK, Inc.	79,735	9,043
Carrier Global Corp.	206,766	7,353
Copart, Inc.(1)	93,202	9,917
Cummins, Inc.	49,975	10,170
Dover Corp.	35,893	4,184
Fair Isaac Corp.(1)	23,696	9,763
FedEx Corp.	51,224	7,605
ITT, Inc.	151,812	9,919
KION Group AG ADR	2,021,096	9,641
Lennox International, Inc.	44,071	9,813
Masco Corp.	217,725	10,165
Mercury Systems, Inc.(1)	89,650	3,640
Norfolk Southern Corp.	42,726	8,957
Old Dominion Freight Line, Inc.	23,229	5,779
Stanley Black & Decker, Inc.	257,443	19,362
Toro Co. (The)	118,536	10,251
TransUnion	241,553	14,370
Trex Co., Inc.(1)	226,689	9,961
		178,816

Information Technology—13.9%
Ceridian HCM Holding, Inc.(1)	186,543	10,424
Cognex Corp.	244,378	10,129
Entegris, Inc.	117,649	9,767
Global Payments, Inc.	80,884	8,740
Hewlett Packard Enterprise Co.	716,636	8,585
HP, Inc.	299,368	7,460
Keysight Technologies, Inc.(1)	40,091	6,309
Lam Research Corp.	38,673	14,154
Micron Technology, Inc.	191,494	9,594
Paycom Software, Inc.(1)	31,083	10,257
ServiceNow, Inc.(1)	38,178	14,416
Skyworks Solutions, Inc.	113,869	9,710
Teledyne Technologies, Inc.(1)	25,868	8,730
VeriSign, Inc.(1)	58,197	10,109
		138,384

Materials—9.6%
Avery Dennison Corp.	60,113	9,780
	Shares	Value

Materials—continued
Ball Corp.	192,697	$ 9,311
BASF SE Sponsored ADR	531,118	5,099
Celanese Corp.	205,420	18,558
Kinross Gold Corp.	6,118,834	23,007
LyondellBasell Industries N.V. Class A	135,130	10,172
POSCO Holdings, Inc. Sponsored ADR	252,357	9,239
Royal Gold, Inc.	115,764	10,861
		96,027

Real Estate—7.8%
Alexandria Real Estate Equities, Inc.	138,487	19,414
Douglas Emmett, Inc.	551,086	9,881
Hudson Pacific Properties, Inc.	869,161	9,517
Medical Properties Trust, Inc.	1,183,021	14,031
Sun Communities, Inc.	60,001	8,120
Vonovia SE ADR	1,509,982	16,225
		77,188

Utilities—0.9%
Enel SpA ADR	2,256,897	9,163
Total Common Stocks (Identified Cost $1,156,803)		988,697

Total Long-Term Investments—99.3% (Identified Cost $1,156,803)		988,697

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(2)	6,283,946	6,284
Total Short-Term Investment (Identified Cost $6,284)		6,284

TOTAL INVESTMENTS—99.9% (Identified Cost $1,163,087)		$994,981
Other assets and liabilities, net—0.1%		1,229
NET ASSETS—100.0%		$996,210

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
Country Weightings†
United States	89%
Germany	3
Canada	2
Netherlands	1
Switzerland	1
South Korea	1
Bermuda	1
Other	2
Total	100%
† % of total investments as of September 30, 2022.
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$988,697	$988,697
Money Market Mutual Fund	6,284	6,284
Total Investments	$994,981	$994,981
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ Mid-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the  Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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